Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets	Jun. 30, 2023	Dec. 31, 2022
Land use rights [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Abstract]
Useful lives	50 years	50 years
Patent [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Abstract]
Useful lives	5 years	5 years
Trademark [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Abstract]
Useful lives	10 years	10 years